Expenses by Nature - Other Operating Income and Expenses, Components (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Details by nature:
Changes in trade provisions	€ 3,648	€ (22,069)	€ (763)
Professional services	211,579	190,003	173,990
Commissions	18,473	20,147	20,474
Supplies and auxiliary materials	131,932	119,014	115,471
Operating leases (note 28)	80,136	74,945	70,496
Freight	105,292	96,680	83,352
Repair and maintenance expenses	103,518	89,797	81,087
Advertising	49,893	51,233	47,860
Insurance	21,529	20,008	19,501
Royalties	11,241	9,217	9,386
Travel expenses	58,171	53,239	52,606
External services	82,699	43,231	56,743
R&D Expenses	89,977	78,379	81,319
Other	38,470	136,874	137,620
Total other operating income and expenses	€ 1,006,558	€ 960,698	€ 949,142